Related Party Balance and Transactions	6 Months Ended
Jun. 30, 2023
Related Party Balance and Transactions [Abstract]
RELATED PARTY BALANCE AND TRANSACTIONS

NOTE 19 – RELATED PARTY BALANCE AND TRANSACTIONS

The following is a list of related parties which the Company has transactions with:

(a)	Ningbo Zhuhai Investment Co., Ltd. (“Zhuhai Investment”), a company controlled by Mr. Haiping Hu.
(b)	Bally, Corp. (“Bally”), a company controlled by Mr. Haiping Hu.
(c)	Mr. Xuanming Wang, General Manager and legal representative of GMB (Hangzhou).
(d)	Mr. Haiwei Zuo, Vice Chairman of the Board, 7.49% shareholder of GMB (Beijing).
(e)	Shanghai Hui Yang Investment Co., 9.6451% shareholder of Sunrise Guizhou and controlled by immediate family members of Mr. Haiping Hu.
(f)	Shidong (Suzhou) Investment Co., Ltd., a company of which Mr. Haiping Hu is the CEO.
(g)	Mr. Shousheng Guo, Director, 3.00% shareholder of GMB (Beijing).
(h)	Mr. Wenwu Zhang, Director of Sunrise Guizhou.
(i)	Mr. Chenming Qi, General Manager, Director and 3.00% shareholder of GIOP BJ; Director of GMB (Hangzhou).
(j)	Ms. Jing Ji, CEO of and 46% shareholder of GMB Technology.
(k)	Haicheng Shenhe, 9.6451% shareholder of Sunrise Guizhou.
(l)	Ms. Chao Liu, Chief Financial Officer of the Company.
(m)	GMB Internet Technology Co., Ltd., one of the shareholders of the Company.
(n)	GMB Business Communication Co., Ltd. one of the shareholders of the Company.
(o)	GMB Enterprise Cooperation Development Co., Ltd., one of the shareholders of the Company.
(p)	GMB Information Technology Co., Ltd., one of the shareholders of the Company.
(q)	GMB Wisdom Sharing Platform Co., Ltd., one of the shareholders of the Company.
(r)	GMB Technology Co., Ltd., one of the shareholders of the Company.
(s)	GMB Project Incubation Services Co., Ltd., one of the shareholders of the Company.
(t)	Guizhou Yilong New Area Industrial Development and Investment Co., Ltd., 3.0864% shareholder of Sunrise Guizhou.
(u)	Ms. Fangfei Liu, spouse of Mr. Haiping Hu.
(v)	Mr. Huiyu Du, the legal representative of Sunrise Guizhou.

a.	Due from related parties

As of June 30, 2023 and December 31, 2022, the balances of amounts due from related parties were as follows:

		As of June 30, 2023	As of December 31, 2022
Due from related parties
Bally		$5,168	$5,168
Mr. Xuanming Wang		19,307	20,102
Mr. Wenwu Zhang	(1)	324,080	337,420
Mr. Shousheng Guo		50,276	-
Shidong (Suzhou) Investment Co., Ltd.		38,614	37,332
Others		1,113	-
Total		$438,558	$400,022

(1)	The balance as of June 30, 2023 and December 31, 2022 represented the prepaid acquisition consideration to purchase Mr. Wenwu Zhang’s equity in Haicheng Shenhe.

b.	Due to related parties

As of June 30, 2023 and December 31, 2022, the balances of amounts due to related parties were as follows:

		As of June 30, 2023	As of December 31, 2022
Due to related parties
Mr. Haiping Hu		2,758	2,872
Mr. Chenming Qi		8,826	9,189
Ms. Jing Ji		19,135	19,923
Shanghai HuiYang Investment Co.	(1)	728,290	738,128
Haicheng Shenhe		-	50,395
Zhuhai Investment	(2)	2,026,071	64,643
Total		$2,785,080	$885,150

(1)	The balance as of June 30, 2023 and December 31, 2022 represented the loans from the related party, with the annual interest rate of 4.35% and was initially due on August 13, 2022 and extended to December 31, 2023.

(2)	The balance as of June 30, 2023 represented the loans from the Zhuhai Investment, with the annual interest rate of 8% and was initially due on December 31, 2023.

c.	Deferred revenue -related parties

As of June 30, 2023 and December 31, 2022, the balances of deferred revenue - related parties were as follows:

		As of June 30, 2023	As of December 31, 2022
Deferred revenue - related parties
Shanghai Hui Yang Investment Co.	(1)	333,733	347,471
Total		$333,733	$347,471

(1)	The balance as of June 30, 2023 and December 31, 2022 represented the advance from the related party for tailored services.

d.	Related party transactions

Related party purchase

The Company rented office spaces from Zhuhai Investment. For the six months ended June 30, 2023 and 2022, total rental fees to Zhuhai Investment were $nil and $67,041, respectively.

The Company purchased raw materials for graphite anode material manufacturing from Haicheng Shenhe. For the six months ended June 30, 2023 and 2022, total purchase were $16,012 and $nil, respectively.

Related party sales

The Company sold titanium of $nil and $205 to Mr. Sousheng Guo for the six months ended June 30, 2023 and 2022, respectively.

e.	Related party guarantee

On August 4, 2022, Surnise Guizhou entered into a line of credit financing contract with Bank of Guizhou for revolving credit of RMB 20,000,000, approximately $2,871,665, for a term from August 4, 2022 to August 3, 2023. The line of credit was in various means including bank loans, commercial note and letter of credit. As of June 30, 2023, the Company has utilized RMB 6,500,000, approximately $896,391, line of credit by issuing commercial notes to its vendors for amount of RMB 13,000,000, approximately $1,792,782. As of December 31, 2022, the Company has utilized RMB 13,500,000, approximately $1,938,374, line of credit by issuing commercial notes to its vendors for amount of RMB 27,000,000, approximately $3,876,748. Pursuant to the line of credit contract, the Company was obliged to deposit fifty percent of the notes payable amount issued as restricted cash in the designated bank accounts in Bank of Guizhou. Pursuant to the contract, Mr. Haiping Hu and Guizhou Yilong New Area Industrial Development and Investment Co., Ltd., the non-controlling shareholder of Sunrise Guzhou, were the guarantor of the line of credit.

On September 22, 2022, Sunrise Guizhou entered into a financing contract into an eighteen-month loan with Far East to obtain a loan of RMB 20,000,000, approximately $2,758,126, for a term from September 22, 2022 to March 21. On November 4, 2022, Sunrise Guizhou entered a sales and leaseback financing contract into a three-year financing with Ronghe to obtain an amount of RMB 40,000,000, approximately $5,516,252, for a term from November 10, 2022 to November 9, 2025. Pursuant to the financing contracts, On February 7, 2023, Sunrise Guizhou entered a sales and leaseback financing contract into a two-year financing with Zhongguancun to obtain an amount of RMB 20,000,000, approximately $2,758,126, for a term from February 7, 2023 to February 6, 2025. Mr. Haiping Hu, CEO and Chairman of the Board of Director was the guarantor for the debt financing. See Note 16.

In July 2022, Sunrise Guizhou entered into purchase agreements with original shareholders of Sunrise to acquire 100% of Sunrise Tech’s assets and equity ownership for a gross consideration of RMB 40,000,000 (approximately $5,516,252), among of which RMB10,000,000 (approximately $1,379,063) was paid in July 2022. The unpaid consideration RMB30,000,000 (approximately $4,137,189) will be paid in installments from 2023 to 2026. The consideration payable is guaranteed by Mr. Haiping Hu. See Note 13.

On May 16, 2023, Sunrise Guizhou entered a credit facility agreement with Everbright Bank to obtain revolving fund up to RMB 100,000,000, approximately $13,790,631, for a term from June 1, 2023 to May 31, 2024. Sunrise Tech pledged its land use right for Sunrise Guizhou for the line of credit. As of June 30, 2023, the Company had utilized the line of credit for RMB 20,000,000 (approximately $2,758,126) with an interest rate of 4.5% which would mature on June 4, 2024. This credit loan was guaranteed by Mr. Haiping Hu, Ms. Fangfei Liu and Mr. Huiyu Du. See Note 17.

On January 18, 2023, Sunrise Guizhou entered a credit facility agreement with Post Bank to obtain revolving fund up to RMB 30,000,000, approximately $4,137,189, for a term from January 19, 2023 to January 18, 2031. As of June 30, 2023, the Company had fully utilized the line of credit with Post Bank, which would mature since July 2023 to April 2024. This credit loan was guaranteed by Mr. Haiping Hu. See Note 17.

On June 13, 2023, Sunrise Guizhou entered a finance lease agreement with Chongqing Xingyu Finance Lease Co., Ltd. to obtain graphite anode materials production facilities. The principal of the contract was RMB 29,257,844, approximately $4,034,841, with a nominal interest rate of 5.8%. This finance lease payment was guaranteed by Mr. Haiping Hu and Ms. Fangfei Liu.